1. GENERAL INFORMATION AND GROUP STRUCTURE (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General Information And Group Structure Details 2
Net cash generated by operating activities	$ 1,979	$ 1,549	$ 0
Net cash used in investing activities	(1,176)	(661)	0
Net cash (used in) generated by financing activities	(719)	(922)	0
Increase (Decrease) in cash and cash equivalents from discontinued operations	84	(34)
Cash and cash equivalents at the beginning of the year	77	111
Increase (Decrease) in cash and cash equivalents	84	(34)
Cash and cash equivalents at the end of the year	$ 161	$ 77	$ 111